Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments and Risk Management [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis
The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012, aggregated by the level in the fair-value hierarchy within which those measurements fall:

			Quoted prices	Significant
	December 31,	December 31,	in active	other	Significant
	2013	2013	markets for	observable	unobservable
	Carrying		identical assets	inputs	inputs
	Amount	Fair value	(Level 1)	(Level 2)	(Level 3)
Liabilities :

Long-term debt	788	704	-	704	-

Net written put option	554	554	-	-	554

Total	1,342	1,258	-	704	554

			Quoted prices	Significant
	December 31,	December 31,	in active	other	Significant
	2012	2012	markets for	observable	unobservable
	Carrying		identical assets	inputs	inputs
	Amount	Fair value	(Level 1)	(Level 2)	(Level 3)
Liabilities :

Long-term debt	1,296	1,271	-	1,271	-

Net written put
option	497	497	-	-	497

Total	1,793	1,768	-	1,271	497